CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury stock, shares, acquired (in shares)	2,347,752	1,095,095
Treasury stock
Treasury stock, shares, acquired (in shares)	1,252,657	0	1,095,095